BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF DESCRIPTION OF SUBSIDIARIES

Description of subsidiaries incorporated and controlled by our Company

Name	Background	Effective ownership

Starry Grade Limited	Investment holding	100%

Premium Catering Private Limited	Principally engaged in the business of food catering for function, events and workers	100%